Investments Investments - Additional Information (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Nov. 09, 2015	Jul. 03, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost basis	$ 345		$ 590
Unrealized gain (loss)	1		0
Fair value	346		590
Available-for-sale Securities, Debt Maturities, Next Rolling Twelve Months, Amortized Cost Basis	226
Available-for-sale Securities, Debt Maturities, Next Rolling Twelve Months, Fair Value	227
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	119
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	119
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	345
Available-for-sale Securities, Debt Securities	346
Equity Method Investment, Ownership Percentage		49.00%
Partner's ownership in venture business		51.00%
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	2		287
Unrealized gain (loss)	0		0
Fair value	2		287
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	10		95
Unrealized gain (loss)	0		0
Fair value	10		95
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis			109
Unrealized gain (loss)			0
Fair value			109
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	202		99
Unrealized gain (loss)	0		0
Fair value	202		$ 99
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	1
Unrealized gain (loss)	0
Fair value	1
Corporate note and bond securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	96
Unrealized gain (loss)	1
Fair value	97
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	22
Unrealized gain (loss)	0
Fair value	22
Municipal notes and bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	12
Unrealized gain (loss)	0
Fair value	$ 12